Description of Business (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of major subsidiaries

Major Subsidiaries	Abbreviation	Location
Xinwei Solar Engineering and Construction (Suzhou) Co., Ltd.	Xinwei Suzhou	China
Xinyu Xinwei New Energy Co., Ltd.	Xinyu Xinwei	China
Sinsin Renewable Investment Limited	Sinsin	Greece
Gonghe County Xinte Photovoltaic Co., Ltd.	Xinte	China
SPI Renewables Energy (Luxembourg) Private Limited Company S.a.r.l. (formerly known as CECEP Solar Energy (Luxembourg) Private Limited Company (S.a.r.l.)) and Italsolar S.r.l. (Note 3)	CECEP	Luxembourg, Italy
Solar Juice Pty Ltd. (Note 3)	Solar Juice	Australia
Solarbao E-commerce (HK) Limited	Solarbao E-commerce	Hong Kong
Jiangsu Solarbao Leasing Co., Ltd.	Jiangsu Solarbao	China
Yanhua Network Technology (Shanghai) Co., Ltd.	Yanhua Network	China
SPI Solar Japan G.K.	SPI Japan	Japan
Solar Power Inc UK Service Limited	SPI UK	United Kingdom